CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - IFRS 16/HKFRS 16 Leases - Adjustments in consolidated statement of financial position (Details) ¥ in Millions, $ in Millions		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Non-current Assets
Property, plant and equipment		¥ 440,554	$ 63,282			¥ 413,383	[1]	¥ 401,544
Right-of-use assets		9,179	1,318			0	[2]	0
Other non-current assets		9,721	1,396			9,542	[3]	¥ 9,310
Current Liabilities
Lease liabilities		(1,425)	(205)			0	[1]
Other payables and accrued liabilities	[4]	(20,901)				(14,084)	[1],[5]
Non-current liabilities
Lease Liabilities		(7,062)	(1,014)			0	[1]
Other non-current liabilities		¥ (7,277)	$ (1,045)			(1,451)	[1]
IFRS 16/HKFRS 16 [member]
Non-current Assets
Property, plant and equipment	[1]			¥ 412,628
Right-of-use assets				9,768	[2]	¥ 9,768
Other non-current assets	[3]			8,876
Current Liabilities
Lease liabilities	[1]			(3,614)
Other payables and accrued liabilities	[1],[5]			(13,956)
Non-current liabilities
Lease Liabilities	[1]			(5,525)
Other non-current liabilities	[1]			(787)
IFRS 16/HKFRS 16 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Non-current Assets
Property, plant and equipment	[1]			(755)
Right-of-use assets	[2]			9,768
Other non-current assets	[3]			(666)
Current Liabilities
Lease liabilities	[1]			(3,614)
Other payables and accrued liabilities	[1],[5]			128
Non-current liabilities
Lease Liabilities	[1]			(5,525)
Other non-current liabilities	[1]			¥ 664

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.
[2]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.
[3]	Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.
[4]	These amounts include balances with related parties.
[5]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. The amount includes balances with related parties.